Defined benefit pension schemes - Background (Details) - plan	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PSPS
Defined benefit pension schemes
Percentage of the underlying liabilities of the Group's defined benefit schemes	82.00%	82.00%
Smaller UK defined benefit schemes
Defined benefit pension schemes
Number of plans	2
Other schemes | Taiwan
Defined benefit pension schemes
Number of plans	2